NORDIC GALAXY	12 Months Ended
Dec. 31, 2011
NORDIC GALAXY [Abstract]
NORDIC GALAXY
9.	NORDIC GALAXY

In August 2010, we did not take delivery of the first of the two newbuilding vessels we agreed to acquire on November 5, 2007, because the vessel in our judgment was not in a deliverable condition as under the Memorandum of Agreement between the Company and the seller. The seller, a subsidiary of First Olsen Ltd, did not agree with the Company and the parties commenced arbitration procedures which took place in London, in October and November 2011. The agreed total price at scheduled delivery was $90.0 million per vessel, including supervision expenses. The Company paid $9.0 million as deposit on contract in 2010. The Company furnished to the seller a loan equivalent to the payment instalments under the shipbuilding contract. The loan from the Company to the seller accrued interest at a rate equal to the Company's cost of funds, and the loan was to be repaid on delivery of the vessel.

According to the first partial award received on November 18, 2011, the vessel was found to be in a deliverable condition in August 2010.  The seller originally claimed $26.8 million in compensation, which was the same amount as the outstanding loan balance between the Company and the seller as per December 31, 2010. However, the first partial award was limited to $16.2 million. The Loss on Contract of $16.2 million was recognized as a subsequent event in our interim Statement of Operations for the nine months ended September 30, 2011, on Form 6-K filed on January 18, 2011 in connection with the follow-on offering. The recorded Loss on Contract did not have an impact on the Company's net cash flow.

As a consequence of the first partial award, the seller repaid to us the net outstanding loan balance of $10.6 million. In November 2011, the seller paid $1.2 million in interest income to us in connection with the outstanding balance of the loan, which is presented as interest income in the Statement of Operations.

On January 17, 2012, we received the final award from the tribunal and as a consequence we shall be responsible for some of the legal costs of the seller. We expect that the amount of legal fees of the seller will be approximately $1.2 million. The Company recognized $2.4 million, including the legal fees of the seller and $1.5 million of legal expenses related to the Nordic Galaxy for the years ended December 31, 2011 and 2010, respectively. These costs are included in "General and Administrative Expenses" in the Statement of Operations.

In February 2012, we received the deposit on contract of $9.0 million and interest income of $0.2 million.